Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 32,789	$ 679,620
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset)	0	182
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences	11,330	(309)
Cash flow hedges - effective portion of changes in fair value	(1,794)	1,268
Other comprehensive income (expense), net of tax	9,536	1,141
Total comprehensive income (expense) for the period	42,325	680,761
Attributable to:
Owners of the company	61,302	680,761
Non-controlling interest	$ (18,977)	$ 0